PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following As of March 31, 2025 and June 30, 2024.

	March 31, 2025	June 30, 2024
	(Unaudited)
Office equipment at cost	$23,841	$25,543
Less: Accumulated depreciation	(23,841)	(25,543)

Total property, plant, and equipment	$-	$-

Depreciation expense for the nine months ended March 31, 2025 and 2024 were $0 and $297, respectively. Depreciation expense for the three months ended March 31, 2025 and 2024 were $0 and $49, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2024	2023

Office equipment at cost	$25,543	$25,432
Less: Accumulated depreciation	(25,543)	(25,130)

Total property, plant, and equipment	$-	$302

Depreciation expense for the years ended June 30, 2024 and 2023 was $297 and $1,665, respectively.